S000036204 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%		16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%		12.87%
C000179754 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.59%	17.42%		14.77%
Performance Inception Date			Jan. 03, 2017
C000179754 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.08%	14.65%		12.28%
Performance Inception Date			Jan. 03, 2017
C000179754 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.49%	13.38%		11.46%
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund’s Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.